Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.002	$ 0.002	$ 0.002
Preferred stock shares authorized	50,000,000	20,000,000	20,000,000
Preferred stock shares issued	13,859,845	10,513,813	0
Preferred stock shares outstanding	13,859,845	10,513,813	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	950,000,000	480,000,000	200,000,000
Common stock shares issued	558,549,281	289,895,481	110,953,778
Common stock shares oustanding	558,549,281	289,895,481	110,953,778